UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07507
                                                    ------------

                          Scudder Investments VIT Funds
                      -----------------------------------
               (Exact name of registrant as specified in charter)

                             Two International Place
                              Boston, MA 02110-4103
                      -----------------------------------
               (Address of principal executive offices) (Zip code)

                                  John Millette
                             Two International Place
                              Boston, MA 02110-4103
                      -----------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-535-0532
                                                           ---------------

                   Date of fiscal year end: December 31, 2004
                                           -------------------

                  Date of reporting period: September 30, 2004
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

Scudder VIT EAFE(R) Equity Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES   SECURITY                                                         VALUE

          COMMON STOCKS--89.92%
             AUSTRALIA--4.61%
 24,555   Alumina Ltd.                                                $   99,959
 18,826   Amcor Ltd.                                                      97,911
 35,975   AMP Ltd.                                                       162,344
    459   Ansell Ltd.                                                      2,939
  4,344   Aristocrat Leisure Ltd.                                         24,386
 33,219   Australia and New Zealand Banking Group Ltd.                   457,662
 10,146   Australian Gas and Light Co., Ltd.                              98,112
  4,432   AXA Asia Pacific Holdings Ltd.                                  12,745
 68,537   BHP Billiton Ltd.                                              712,898
 14,470   BlueScope Steel Ltd.                                            91,188
 10,720   Boral Ltd.                                                      53,501
 21,336   Brambles Industries Ltd.                                       109,419
 11,831   Centro Properties Group                                         39,250
 19,944   CFS Gandel Retail Trust                                         22,392
  8,674   Coca Cola Amatil Ltd.                                           44,107
    320   Cochlear Ltd.                                                    5,528
 22,087   Coles Myer Ltd.                                                149,588
 22,199   Commonwealth Bank of Australia                                 485,450
  4,366   Computershare Ltd.                                              12,871
  3,294   CSL Ltd.                                                        67,763
 12,109   CSR Ltd.                                                        21,489
 40,518   Foster's Group Ltd.                                            138,822
 43,502   General Property Trust                                         116,274
 12,743   Harvey Norman Holdings Ltd.                                     27,230
 34,543   Insurance Australia Group Ltd.                                 130,110
 30,887   Investa Property Group                                          44,746
  6,251   James Hardie Industries NV                                      26,081
 18,933   John Fairfax Holdings Ltd.                                      50,879
  6,345   Lend Lease Corp., Ltd.                                          52,486
  6,683   Lion Nathan Ltd.                                                35,725
  4,414   Macquarie Bank Ltd.                                            116,125
 34,298   Macquarie Goodman Industrial Trust                              44,719
 41,552   Macquarie Infrastructure Group                                 112,567
 12,352   Mayne Group Ltd.                                                35,341
 11,870   Mirvac Group                                                    37,401
 26,687   National Australia Bank Ltd.                                   521,542
  6,598   Newcrest Mining Ltd.                                            72,597
 25,434   News Corp., Ltd. (The)                                         210,207
  2,171   Onesteel Ltd.                                                    4,781
  5,477   Orica Ltd.                                                      68,634
 11,478   Origin Energy Ltd.                                              50,466
    605   PaperlinX Ltd.                                                   2,336
 10,849   Patrick Corp., Ltd.                                             44,400
    657   Perpetual Trustees Australia Ltd.                               23,847
 12,769   QBE Insurance Group Ltd.                                       121,165
 19,900   Rinker Group Ltd.                                              124,398
  6,144   Rio Tinto Ltd.                                                 168,982
  6,574   Santos Ltd.                                                     35,000
  5,388   Sonic Healthcare Ltd.                                           38,833
  5,697   Southcorp Ltd.(1)                                               13,907
 27,721   Stockland                                                      114,253
 11,448   Suncorp-Metway Ltd.                                            126,873
  9,117   TABCORP Holdings Ltd.                                          100,709
 42,540   Telstra Corp., Ltd.                                            143,284
  2,558   Toll Holdings Ltd.                                              21,438
 11,705   Transurban Group                                                46,038
  7,382   Wesfarmers Ltd.                                                171,109
 29,062   Westfield Group(1)                                             320,186
 32,379   Westpac Banking Corp., Ltd.                                    415,834
 23,042   WMC Resources Ltd.                                              89,461
  9,571   Woodside Petroleum Ltd.                                        135,188
 18,144   Woolworths Ltd.                                                179,002
                                                                      ----------

                                                                       7,104,478
                                                                      ----------
             AUSTRIA--0.25%
    510   Bank Austria Creditanstalt                                      36,168
    160   Boehler-Uddeholm AG                                             14,773
  2,120   Erste Bank Der Oesterreichischen Sparkassen AG                  88,207
    180   Flughaffen Wien AG                                              10,955
  4,575   Immofinanz Immobilien Anlagen AG1                               37,957
     60   Oesterreichische Elektrizitaetswirtschafts AG - Class A         10,462
    240   OMV AG                                                          55,294
  4,839   Telekom Austria AG                                              67,794
     40   VA Technologie AG(1)                                             2,360
    320   voestalpine AG                                                  18,139
  1,090   Wienerberger AG                                                 40,884
                                                                      ----------

                                                                         382,993
                                                                      ----------
             BELGIUM--1.17%
  1,714   Agfa Gevaert NV                                                 49,707
     43   Barco NV                                                         3,696
    168   Bekaert NV                                                      10,485
  2,896   Belgacom(1)                                                    103,733
    356   Colruyt SA                                                      49,963
    356   Colruyt SA Rights(1)                                               473
  1,427   Delhaize Group                                                  90,655
 11,440   Dexia                                                          213,696
    520   Electrabe(1) SA                                                186,842
 21,455   Fortis                                                         510,561
  1,008   Fortis - Strip VVPR(1)                                              13
  1,256   Groupe Bruxelles Lambert SA                                     87,592
  2,830   InBev                                                           94,339
  2,102   KBC Bankverzekeringsholding(5)                                 136,800
    629   Mobistar SA(1)                                                  44,920
     14   S.A. D'Ieteren NV                                                2,591
  1,175   Solvay SA                                                      108,722
  1,672   UCB SA                                                          89,025
    201   Umicore                                                         14,667
                                                                      ----------

                                                                       1,798,480
                                                                      ----------
             DENMARK--0.69%
     20   A/S Dampskibsselskabet Svendborg - Class B                     153,215
    375   Carlsberg AS - Class B                                          17,525
     79   Coloplast AS - Class B                                           7,634
    978   Danisco AS                                                      51,580
  8,571   Danske Bank AS                                                 225,304
    242   DSV, De Sammensluttede Vognmaend af 13-7-1976 AS                12,783
  3,535   GN Store Nord AS                                                35,695
    772   H. Lundbeck AS                                                  13,980
    860   ISS AS                                                          45,572
     75   Kobenhavns Lufthavne AS                                         11,428
    280   NKT Holding AS                                                   6,402
  4,492   Novo Nordisk AS - Class B                                      245,907
  1,064   Novozymes AS - Class B                                          47,947
  3,473   TDC AS                                                         122,885
    317   Topdanmark AS(1)                                                20,369
  2,492   Vestas Wind Systems AS(1)                                       36,081
    286   William Demant Holdings AS(1)                                   12,626
                                                                      ----------

                                                                       1,066,933
                                                                      ----------

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                                       1
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Scudder VIT EAFE(R) Equity Index Fund

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SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES    SECURITY                                                        VALUE

              FINLAND--1.26%
    550    Amer Group Ltd.                                           $    25,958
  3,100    Elisa Corp.(1)                                                 41,005
  6,600    Fortum Oyj                                                     92,219
  1,100    Kesko Oyj - B Shares                                           24,072
    760    Kone Corp. - B Shares                                          45,780
  1,900    Metso Corp.                                                    24,377
 84,900    Nokia Oyj                                                   1,168,344
  2,300    Outokumpu Oyj                                                  39,421
    900    Pohjola Group PLC - D Shares                                    9,278
  5,700    Sampo Oyj - A Shares                                           63,007
 11,300    Stora Enso Oyj - R Shares                                     152,697
  1,740    TietoEnator Oyj                                                50,396
  9,500    UPM - Kymmene Oyj                                             180,879
    600    Uponor Oyj                                                     21,216
    100    Wartsila Oyj - B Shares                                         2,360
                                                                     -----------

                                                                       1,941,009
                                                                     -----------
              FRANCE--8.06%
  3,545    Accor SA                                                      138,163
    637    Air France - KLM                                               10,032
 21,750    Alcatel SA - Class A(1)                                       254,198
 53,443    Alstom(1)                                                      31,861
    901    Atos Origin SA(1)                                              49,742
  1,510    Autoroutes du Sud de la France                                 69,016
 25,862    Axa                                                           523,247
    437    BIC                                                            20,136
 14,258    BNP Paribas SA                                                920,842
  3,442    Bouygues SA                                                   129,104
  2,282    Cap Gemini SA(1)                                               53,652
 10,467    Carrefour SA                                                  492,312
    488    Casino Guichard - Perrachon SA                                 37,214
    410    CNP Assurances                                                 26,632
  5,662    Compagnie de Saint Gobain                                     290,642
  2,596    Compagnie Generale des Etablissements Michelin - Class B      131,936
 12,212    Credit Agricole SA(5)                                         333,075
  1,203    Dassault Systemes SA                                           56,209
  1,690    Essilor International SA                                      108,623
 20,279    France Telecom SA                                             505,243
    413    Gecina SA                                                      34,881
  4,418    Groupe Danone(5)                                              347,338
     80    Hermes International                                           15,172
  1,962    L'Air Liquide SA                                              307,770
  5,580    L'Oreal SA(5)                                                 365,578
  3,113    LaFarge SA                                                    272,385
  2,356    Lagardere S.C.A.                                              146,133
  4,379    LVMH Moet-Hennessy Louis Vuitton SA                           292,332
    907    Pernod - Ricard SA                                            120,423
  1,272    Pinault - Printemps - Redoute SA                              116,828
  3,151    PSA Peugeot Citroen                                           194,112
  2,525    Publicis SA                                                    72,161
  3,420    Renault SA                                                    279,708
    242    Sagem SA                                                       23,159
 16,527    Sanofi - Aventis(5)                                         1,198,754
  4,074    Schneider Electric SA                                         263,369
  6,005    Societe Generale - A Shares                                   531,399
  1,627    Societe Television Francaise                                   46,154
  1,268    Sodexho Alliance SA                                            33,545
 14,426    Suez SA(5)                                                    309,250
  2,040    Suez SA - Strip VVPR(1)                                            25
    315    Technip SA                                                     50,860
  1,270    Thomson CSF                                                    42,273
  4,497    Thomson Multimedia                                             94,168
 10,626    Total SA(5)                                                 2,164,397
    468    Total SA - Strip VVPR(1)                                            6
    835    Unibail (Union du Credit-Bail Immobilier)                     100,544
  1,198    Valeo SA                                                       43,864
  4,731    Veolia Environment                                            136,145
  1,277    Vinci SA                                                      146,947
 18,613    Vivendi Universal SA(1)                                       476,913
                                                                     -----------

                                                                      12,408,472
                                                                     -----------
              GERMANY--5.99%
    891    Adidas Salomon AG                                             124,329
  5,598    Allianz AG                                                    563,798
  1,278    Altana AG                                                      74,364
  9,565    BASF AG                                                       563,695
 11,765    Bayer AG                                                      321,760
    451    Bayerische Hypo- und Vereinsbank AG(1),(6)                      8,671
 11,104    Bayerische Hypo- und Vereinsbank AG(1),(6)                    213,212
    250    Beiersdorf AG                                                  23,719
    683    Celesio AG                                                     46,571
  9,050    Commerzbank AG(1)                                             168,265
  2,612    Continental AG                                                141,995
 15,636    DaimlerChrysler AG                                            644,744
  9,510    Deutsche Bank AG                                              683,529
  1,950    Deutsche Boerse AG                                             98,620
  3,741    Deutsche Lufthansa AG(1)                                       43,536
  8,247    Deutsche Post AG                                              160,095
 45,681    Deutsche Telekom AG(1),(5)                                    847,636
 11,296    E.ON AG                                                       833,363
    450    Epcos AG(1)                                                     6,819
    784    Fresenius Medical Care AG                                      60,040
    990    HeidelbergCement AG                                            46,048
     52    HeidelbergCement AG - Strip VVPR                                    0
  1,170    Henkel KGaA(5)                                                 85,983
  2,098    Hypo Real Estate Holding AG(1),(6)                             71,918
    112    Hypo Real Estate Holding AG(1),(6)                              3,828
 11,886    Infineon Technologies AG(1)                                   121,348
    550    KarstadtQuelle AG                                               8,573
  1,420    Linde AG                                                       81,833
  1,907    MAN AG                                                         65,205
    500    Marschollek, Lauenschlaeger und Partner AG                      8,036
    980    Merck KGaA                                                     56,038
  2,782    Metro AG                                                      124,147
  3,313    Muenchener Rueckversicherungs - Gesellschaft AG               319,141
    293    Puma AG Rudolf Dassler Sport                                   78,502
    820    Qiagen NV1                                                      9,268
  7,173    RWE AG                                                        342,814
  3,729    SAP AG(5)                                                     579,393
  3,107    Schering AG                                                   196,226
 14,529    Siemens AG(5)                                               1,068,450
    700    Suedzucker AG                                                  13,215
  6,062    ThyssenKrupp AG                                               118,131
  2,014    TUI AG                                                         37,746
  4,142    Volkswagen AG                                                 159,424
                                                                     -----------

                                                                       9,224,028
                                                                     -----------
              GREECE--0.39%
  3,540    Alpha Bank A.E.                                                90,220
  2,660    Bank of Piraeus                                                30,857
  1,330    Coca-Cola Hellenic Bottling Co. SA                             28,643
  2,040    Cosmote Mobile Telecommunications SA                           33,647
  3,380    EFG Eurobank Ergasias                                          79,342

--------------------------------------------------------------------------------


                                       2
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Scudder VIT EAFE(R) Equity Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES    SECURITY                                                        VALUE

    900    Emporiki Bank of Greece SA                                 $   19,919
    430    Germanos SA                                                    10,083
  1,310    Hellenic Petroleum SA                                          10,836
  4,540    Hellenic Telecommunications Organization SA (OTE)              61,011
    810    Intracom SA                                                     2,998
  4,403    National Bank of Greece SA                                    107,074
  2,904    OPAP SA                                                        56,194
  1,518    Public Power Corp.                                             37,632
    820    Titan Cement Co. SA                                            21,286
  2,360    Viohalco, Hellenic Copper and Aluminum Industry SA             17,528
                                                                      ----------

                                                                         607,270
                                                                      ----------

               HONG KONG--1.53%
  1,000    ASM Pacific Technology Ltd.                                     3,276
 20,091    Bank of East Asia Ltd.                                         56,423
 68,000    BOC Hong Kong (Holdings) Ltd.                                 124,262
 22,000    Cathay Pacific Airways Ltd.                                    37,663
 27,000    Cheung Kong Holdings Ltd.                                     231,116
  5,000    Cheung Kong Infrastructure Holdings Ltd.                       12,920
 31,200    CLP Holdings Ltd.                                             178,445
 12,232    Esprit Holdings Ltd.                                           62,116
 27,000    Hang Lung Properties Ltd.                                      39,818
 14,200    Hang Seng Bank Ltd.                                           189,381
 15,000    Henderson Land Development Co., Ltd.                           71,749
 64,661    Hong Kong and China Gas Co., Ltd.                             120,648
 25,500    Hong Kong Electric Holdings Ltd.                              113,144
 22,000    Hong Kong Exchanges & Clearing Ltd.                            50,077
 13,000    Hopewell Holdings Ltd.                                         27,090
 38,000    Hutchison Whampoa Ltd.                                        297,254
    506    Hutchison Whampoa Ltd. Rights(1)                                    0
  9,000    Hysan Development Co., Ltd.                                    15,869
 27,000    Johnson Electric Holdings Ltd.                                 26,487
 35,000    Li & Fung Ltd.                                                 50,269
 23,000    MTR Corp., Ltd.                                                34,656
 42,774    New World Development Co., Ltd.                                40,316
 71,206    PCCW Ltd.(1)                                                   47,026
 14,122    Shangri-La Asia Ltd.                                           15,212
 12,301    Sino Land Co., Ltd.                                             9,149
 24,191    Sun Hung Kai Properties Ltd.                                  228,011
 17,500    Swire Pacific Ltd. - Class A                                  121,745
 20,000    Techtronic Industries Co., Ltd.                                39,369
  3,000    Television Broadcasts Ltd.                                     13,426
 24,693    Wharf Holdings Ltd.                                            83,122
  6,000    Yue Yuen Industrial Holdings Ltd.                              15,504
                                                                      ----------

                                                                       2,355,543
                                                                      ----------
               IRELAND--0.76%
 15,698    Allied Irish Banks PLC                                        261,903
 17,126    Bank of Ireland                                               230,679
  9,273    CRH PLC                                                       220,336
  1,531    DCC PLC                                                        27,970
  6,021    Depfa Bank PLC(1)                                              82,110
  6,845    Elan Corp. PLC(1)                                             160,253
  2,269    Grafton Group PLC(1)                                           21,079
  6,063    Independent News & Media PLC                                   15,136
  4,937    Irish Life & Permanent PLC                                     79,471
  2,478    Kerry Group PLC - Class A                                      54,664
  2,876    Ryanair Holdings PLC(1)                                        14,359
                                                                      ----------

                                                                       1,167,960
                                                                      ----------

               ITALY--3.53%
  9,109    Alleanza Assicurazioni                                     $  105,328
 17,459    Assicurazioni Generali                                        479,870
  1,636    Autogrill SPA(1)                                               23,225
  4,900    Autostrade SPA                                                104,920
  4,551    Banca Antonveneta SPA(1)                                       94,055
  5,831    Banca Fideuram SPA                                             27,013
 60,113    Banca Intesa SPA                                              228,462
 14,805    Banca Monte dei Paschi di Siena SPA                            43,671
 20,990    Banca Nazionale del Lavoro(1)                                  46,534
  6,122    Banca Popolare di Milano Scr(1)                                38,398
  6,208    Banche Popolari Unite Scr(1)                                  102,933
  7,109    Banco Popolare di Verona e Novara Scr(1)                      124,671
  1,126    Benetton Group SPA                                             13,551
  1,080    Bulgari SPA                                                    10,744
 24,153    Capitalia SPA                                                  88,794
 43,135    Enel SPA                                                      352,516
 47,185    Eni SPA                                                     1,057,216
  9,318    Fiat SPA(1)                                                    67,123
    918    FinecoGroup SPA(1)                                              5,439
117,352    Finmeccanica SPA                                               82,787
  1,344    Gruppo Editoriale L'Espresso SPA                                7,428
 14,935    IntesaBci SPA                                                  44,240
    833    Italcementi SPA                                                12,312
  2,143    Luxottica Group SPA                                            38,381
 11,241    Mediaset SPA                                                  127,607
  9,100    Mediobanca SPA                                                120,256
  4,139    Mediolanum SPA                                                 24,778
  1,581    Mondadori (Arnoldo) Editore SPA                                14,963
 32,999    Pirelli & Co. SPA                                              33,772
  4,518    Ras SPA                                                        86,808
 16,729    San Paolo - IMI SPA                                           188,867
 82,712    Seat Pagine Gialle SPA                                         26,812
  8,818    Seat Pagine Gialle SPA                                          2,891
 15,091    Snam Rete Gas SPA                                              72,911
 69,425    Telecom Italia Mobile SPA                                     374,222
150,470    Telecom Italia SPA(1)                                         464,408
102,176    Telecom Italia SPA - RNC                                      234,136
 20,325    Terna SPA(1)                                                   48,342
    724    Tiscali SPA(1)                                                  2,590
 80,553    UniCredito Italiano SPA                                       406,192
                                                                     -----------
                                                                       5,429,166
                                                                     -----------
               JAPAN--20.46%
  3,000    77 Bank Ltd.                                                   16,849
  1,500    Acom Co., Ltd.                                                 92,819
  1,300    Advantest Corp.                                                77,258
  5,800    Aeon Co., Ltd.                                                 93,356
  5,800    Aeon, Co., Ltd. - W/I(1)                                       92,408
    900    Aiful Corp.                                                    88,273
  3,000    Aisin Seiko Co. Ltd.                                           74,037
 11,000    Ajinomoto Co., Inc.                                           125,754
 11,000    All Nippon Airways Co., Ltd.                                   35,231
  4,000    Alps Electric Co.                                              47,652
  8,000    Amada Co., Ltd.                                                41,737
  1,100    Aoyama Trading Co., Ltd.                                       24,951
  8,000    Asahi Breweries Ltd.                                           81,441
 24,000    Asahi Chemical Industry Co., Ltd.(5)                          103,652
 14,000    Asahi Glass Co., Ltd.                                         127,405
  1,100    Bandai Co., Ltd.                                               25,899
 11,000    Bank of Fukuoka Ltd.                                           52,497
 19,000    Bank of Yokohama Ltd.                                         102,055
  1,400    Benesse Corp.                                                  38,996

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                                       3

Scudder VIT EAFE(R) Equity Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES    SECURITY                                                        VALUE

 12,000    Bridgestone Corp.                                           $222,656
 15,000    Canon, Inc.                                                  704,986
  4,000    Casio Computer Co., Ltd.                                      47,144
  4,000    Central Glass Co., Ltd.                                       29,324
     19    Central Japan Railway Co.                                    149,290
 14,000    Chiba Bank Ltd.                                               73,420
 12,300    Chubu Electric Power Co., Inc.                               260,028
  6,000    Chugai Pharmaceutical Co., Ltd.                               86,504
  6,000    Citizen Watch Co., Ltd.                                       58,740
  1,000    Coca-Cola West Japan Co., Ltd.                                24,316
  1,000    Comsys Holdings Corp.                                          7,204
  2,700    Credit Saison Co., Ltd.                                       83,047
  1,500    CSK Corp.                                                     58,930
 12,000    Dai Nippon Printing Co., Ltd.                                160,486
  5,000    Daichi Pharmaceutical Co., Ltd.                               86,059
  4,000    Daikin Industries Ltd.                                        96,720
  4,000    Daimaru, Inc.                                                 30,776
 14,000    Dainippon Ink & Chemicals, Inc.                               30,994
  2,000    Daito Trust Construction Co., Ltd.                            80,933
  9,000    Daiwa House Industry Co., Ltd.                                87,946
 23,000    Daiwa Securities Co., Ltd.                                   145,661
  9,800    Denso Corp.                                                  231,629
     31    Dentsu, Inc.                                                  82,974
  6,000    Dowa Mining Co., Ltd.                                         40,230
     61    East Japan Railway Co.                                       315,474
  3,000    Ebara Corp.                                                   12,902
  5,000    Eisai Co., Ltd.                                              136,098
  1,400    FamilyMart Co., Ltd.                                          37,536
  2,700    Fanuc Ltd.                                                   142,086
  1,100    Fast Retailing Co., Ltd.                                      74,754
  9,000    Fuji Photo Film Co.                                          295,604
      4    Fuji Television Network, Inc.                                  8,130
  7,000    Fujikura Ltd.                                                 29,025
  5,000    Fujisawa Pharmaceutical Co., Ltd.                            112,734
 32,000    Fujitsu Ltd.                                                 184,948
 13,000    Furukawa Electric Co., Ltd.(1)                                50,955
  2,000    Gunma Bank Ltd.                                                9,799
  2,000    Hankyu Department Stores, Inc.                                13,991
  5,000    Hino Motors, Ltd.                                             34,841
    600    Hirose Electric Co., Ltd.                                     54,711
  2,000    Hitachi Chemical Co., Ltd.                                    29,216
 59,000    Hitachi Ltd.                                                 356,521
  2,100    Hokkaido Electric Power Co., Inc.                             37,593
 20,000    Hokuhoku Financial Group, Inc.                                41,737
 14,200    Honda Motor Co., Ltd.                                        688,001
  1,000    House Foods Corp.                                             13,501
  2,000    Hoya Corp.                                                   209,590
  3,000    Isetan Co. Ltd.                                               30,867
 24,000    Ishikawajima - Harima Heavy Industries Co., Ltd.(1)           34,405
    500    Ito En Ltd.                                                   21,821
  6,000    Ito-Yokado Co., Ltd.                                         205,780
 27,000    Itochu Corp.(1)                                              115,139
    200    Jafco Co., Ltd.                                               10,525
  6,000    Japan Airlines Corp.(1)                                       16,441
      5    Japan Real Estate Investment Corp.                            39,695
     18    Japan Tobacco, Inc.(5)                                       150,578
 10,025    JFE Holdings, Inc.                                           285,610
  4,000    JGC Corp.                                                     40,684
 10,000    Joyo Bank Ltd.                                                40,285
  4,000    JSR Corp.                                                     64,601
 20,000    Kajima Corp.(5)                                               65,327
 13,400    Kansai Electric Power Co., Inc.                              236,231
 10,000    Kao Corp.                                                    220,932
 27,000    Kawasaki Heavy Industries Ltd.                                40,666
 10,000    Kawasaki Kisen Kaisha Ltd.                                    68,412
  7,000    Keihin Electric Express Railway Co., Ltd.                     39,632
 12,000    Keio Electric Railway Co., Ltd.                               62,605
  5,000    Keneka Corp.                                                  49,086
    630    Keyence Corp.                                                132,499
  3,000    Kikkoman Corp.                                                26,430
  1,000    Kinden Corp.                                                   6,251
 28,630    Kinki Nippon Railway                                          96,113
 13,000    Kirin Brewery Co., Ltd.                                      112,290
 50,000    Kobe Steel Ltd.                                               72,585
  1,000    Kokuyo Co., Ltd.                                              10,670
 19,000    Komatsu Ltd.                                                 122,052
  2,000    Konami Co., Ltd.                                              44,277
  8,000    Konica Minolta Holdings, Inc.                                109,386
 20,000    Kubota Corp.                                                  94,361
  8,000    Kuraray Co., Ltd.                                             59,956
  1,400    Kuraya Sanseido, Inc.                                         14,557
  1,000    Kurita Water Industries Ltd.                                  13,564
  3,000    Kyocera Corp.                                                210,951
  3,000    Kyowa Hakko Kogyo Co., Ltd.                                   19,571
  7,800    Kyushu Electric Power Co., Inc.                              146,142
  1,400    Lawson, Inc.                                                  48,523
  2,000    Leopalace21 Corp.                                             36,928
    200    Mabuchi Motor Co., Ltd.                                       14,336
  3,000    Makita Corp.                                                  42,354
 28,000    Marubeni Corp.                                                74,182
  6,000    Marui Co., Ltd.                                               75,398
 40,596    Matsushita Electric Industrial Co., Ltd.                     541,820
  7,000    Matsushita Electric Works Ltd.                                55,319
  5,000    Meiji Dairies Corp.(5)                                        28,762
  7,000    Meiji Seika Kaisha Ltd.(5)                                    28,009
    400    Meitec Corp.                                                  14,372
     27    Millea Holdings, Inc.                                        347,865
  4,000    Minabea Co., Ltd.                                             16,332
 34,000    Mitsubishi Chemical Corp.                                    103,035
 21,000    Mitsubishi Corp.                                             226,929
 32,000    Mitsubishi Electric Corp.                                    151,849
 17,000    Mitsubishi Estate Co., Ltd.                                  177,381
  8,000    Mitsubishi Gas Chemical Co., Inc.                             34,115
 55,000    Mitsubishi Heavy Industries Ltd.                             155,197
 22,000    Mitsubishi Materials Corp.                                    46,509
 12,000    Mitsubishi Rayon Co., Ltd.                                    39,414
     82    Mitsubishi Tokyo Financial Group, Inc. (MTFG)                683,736
 24,000    Mitsui & Co.                                                 200,989
 12,000    Mitsui Chemicals, Inc.                                        59,230
 13,000    Mitsui Fudosan Co., Ltd.                                     135,172
 13,000    Mitsui Mining & Smelting Co., Ltd.                            50,719
 17,000    Mitsui O.S.K. Lines Ltd.                                     101,955
 23,810    Mitsui Sumitomo Insurance Co., Ltd.                          196,373
 11,900    Mitsui Trust Holdings, Inc.                                   75,040
  8,000    Mitsukoshi Ltd.                                               39,922
    142    Mizuho Financial Group, Inc.                                 533,394
  4,000    Murata Manufacturing Co., Ltd.                               192,351
    100    Namco Ltd.                                                     1,134
    100    Namco Ltd. W/I(1)                                              1,134
 30,000    NEC Corp.                                                    179,377
    800    NEC Electronics Corp.                                         40,866
     11    Net One System Co., Ltd.(1)                                   40,621
  7,000    NGK Insulators Ltd.                                           58,876
  1,000    NGK Spark Plug Co., Ltd.                                      10,416
    900    Nidec Corp.                                                   90,968
 28,000    Nikko Cordial Corp.                                          113,560

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES    SECURITY                                                        VALUE

  6,000    Nikon Corp.                                                $   56,508
  1,900    Nintendo Co., Ltd.                                            232,382
      8    Nippon Building Fund, Inc.                                     62,932
 16,000    Nippon Express Co., Ltd.                                       77,521
  3,000    Nippon Meat Packers, Inc.                                      40,122
 15,500    Nippon Mining Holdings, Inc.                                   78,474
 25,000    Nippon Oil Corp.                                              157,646
  3,000    Nippon Sheet Glass Co., Ltd.                                    9,853
110,000    Nippon Steel Corp.                                            261,489
     94    Nippon Telegraph & Telephone Corp.                            374,414
     18    Nippon Unipac Holding                                          78,882
 19,000    Nippon Yusen Kabushiki Kaisha                                  98,262
 46,000    Nissan Motor Co., Ltd.                                        500,839
  5,000    Nisshin Seifun Group, Inc.(5)                                  48,269
 17,000    Nisshin Steel Co., Ltd.                                        37,636
  2,000    Nissin Food Products Co., Ltd.                                 49,086
  2,900    Nitto Denko Corp.                                             133,403
  2,000    NOK Corp.                                                      61,335
 34,000    Nomura Holdings, Inc.                                         436,510
    500    Nomura Research Institute Ltd.                                 40,240
  8,000    NSK Ltd.                                                       34,333
  7,000    NTN Corp.                                                      37,091
     25    NTT Data Corp.                                                 65,780
    365    NTT DoCoMo, Inc.                                              619,290
 13,000    Obayashi Corp.(5)                                              64,637
    200    OBIC Co., Ltd.                                                 37,527
 11,000    Odakyu Electric Railway Co., Ltd.                              58,186
 16,000    Oji Paper Co., Ltd.                                            90,441
  9,000    Oki Electric Industry Co., Ltd.(1)                             27,846
  4,000    Olympus Corp.                                                  77,122
  4,300    Omron Corp.                                                    95,001
  3,000    Onward Kashiyama Co., Ltd.                                     41,646
    600    Oracle Corp. Japan                                             29,560
  1,000    Oriental Land Co., Ltd.                                        60,518
  1,500    Orix Corp.                                                    153,790
 40,000    Osaka Gas Co., Ltd.                                           108,878
  3,200    Pioneer Corp.                                                  66,779
  1,600    Promise Co., Ltd.                                             104,668
      9    Rakuten, Inc.(5)                                               58,549
 85,000    Resona Holdings, Inc.(1)                                      128,022
 13,000    Ricoh Co., Ltd.                                               244,749
  1,900    Rohm Co., Ltd.                                                191,008
    500    Sammy Corp.                                                    24,498
  7,000    Sankyo Co., Ltd.                                              147,983
  1,100    Sankyo Co., Ltd.                                               43,415
 29,000    Sanyo Electric Co., Ltd.(5)                                    93,935
  4,000    Secom Co., Ltd.                                               139,001
  1,800    Sega Enterprises Ltd.(1)                                       24,318
  1,900    Seiko Epson Corp.                                              81,023
  9,000    Sekisui Chemical Co., Ltd.                                     62,060
 10,000    Sekisui House Ltd.                                             95,450
  7,000    Seven-Eleven Japan Co., Ltd.                                  200,063
 18,000    Sharp Corp.                                                   247,589
    400    Shimamura Co., Ltd.                                            26,639
  1,100    Shimano, Inc.                                                  28,095
  9,000    Shimizu Corp.(5)                                               35,766
  6,500    Shin-Etsu Chemical Co., Ltd.                                  233,543
 11,000    Shinsei Bank Ltd.                                              66,670
  6,000    Shionogi & Co., Ltd.                                           85,959
  7,000    Shiseido Co., Ltd.                                             86,059
 12,000    Shizuoka Bank Ltd.                                             90,260
 17,000    Showa Denko K.K.                                               40,566
  2,000    Showa Shell Sekiyu K.K.                                        17,747
  1,000    Skylark Co., Ltd.                                              16,559
  1,000    SMC Corp.                                                      95,722
  4,300    Softbank Corp.                                                199,365
 16,900    Sony Corp.                                                    576,546
  2,600    Stanley Electric Co., Ltd.                                     36,423
 23,000    Sumitomo Chemical Co., Ltd.(5)                                108,933
 16,000    Sumitomo Corp.                                                119,040
 12,000    Sumitomo Electric Industries                                  106,483
 12,000    Sumitomo Heavy Industries Ltd.(1)                              35,494
 66,000    Sumitomo Metal Industries                                      78,447
 11,000    Sumitomo Metal Mining Co.                                      76,251
     74    Sumitomo Mitsui Financial Group, Inc.(5)                      422,991
  2,000    Sumitomo Osaka Cement Co., Ltd.                                 4,355
  8,000    Sumitomo Realty & Development Co., Ltd.                        85,288
 22,000    Sumitomo Trust and Banking Co., Ltd.                          130,146
  1,200    Suzuken Co., Ltd                                               31,139
  3,200    T&D Holdings, Inc.(1)                                         139,945
 20,000    Taiheiyo Cement Corp.                                          45,366
 17,000    Taisei Corp.(5)                                                53,985
  3,000    Taisho Pharmaceutical Co.                                      55,528
  1,000    Taiyo Yuden Co., Ltd.                                          10,362
  5,000    Takara Holdings, Inc.                                          30,486
  6,000    Takashimaya Co., Ltd.                                          49,921
 16,000    Takeda Pharmaceutical Co., Ltd.                               725,854
  1,290    Takefuji Corp.                                                 82,516
  2,300    TDK Corp.                                                     153,173
 14,000    Teijin Ltd.                                                    50,048
  3,500    Terumo Corp.                                                   79,708
  2,400    THK Co., Ltd.                                                  40,350
    600    TIS, Inc.                                                      20,251
 16,000    Tobu Railway Co., Ltd.                                         58,504
  2,400    Toho Co.                                                       34,079
  7,200    Tohoku Electric Power Co.                                     118,764
  1,000    Tokyo Broadcasting System, Inc.                                15,597
 21,000    Tokyo Electric Power Co., Ltd.                                451,572
  3,100    Tokyo Electron Ltd.                                           151,041
 44,000    Tokyo Gas Co., Ltd.(5)                                        156,095
 20,000    Tokyu Corp.                                                    91,095
  5,000    TonenGeneral Sekiyu K.K.                                       43,143
 11,000    Toppan Printing Co., Ltd.                                     107,889
 24,000    Toray Industries, Inc.                                        111,056
 54,000    Toshiba Corp.                                                 198,430
 10,000    Tosoh Corp.                                                    40,466
  5,000    Tostem Corp.                                                   91,412
  7,000    Toto Ltd.                                                      60,781
  3,000    Toyo Seikan Kaisha Ltd.                                        46,328
  1,000    Toyo Suisan Kaisha Ltd.                                        13,020
  6,000    Toyobo Co., Ltd.                                               13,610
  4,000    Toyota Industries Corp.                                        90,913
 52,200    Toyota Motor Corp.                                          1,998,675
  2,000    Trend Micro, Inc.                                              86,014
 11,000    Ube Industries Ltd.(1)                                         14,472
     70    UFJ Holdings, Inc.(1)                                         306,764
    900    Uni-Charm Corp.                                                44,586
  4,000    Uny Co., Ltd.                                                  41,120
  3,000    Ushio, Inc.                                                    50,574
    500    USS Co., Ltd.                                                  37,699
  2,000    Wacoal Corp.                                                   19,598
     33    West Japan Railway Co.                                        128,748
    400    World Co., Ltd.                                                10,833
     17    Yahoo Japan Corp.(1)                                           75,580
     17    Yahoo Japan Corp. W/I(1)                                       74,963
  3,000    Yakult Honsha Co., Ltd.                                        46,273
  1,724    Yamada Denki Co., Ltd.                                         59,440

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES    SECURITY                                                        VALUE

  3,000    Yamaha Corp.                                              $    45,647
  3,000    Yamaha Motor Co., Ltd.                                         45,457
  6,000    Yamanouchi Pharmaceutical Co., Ltd.                           193,803
  8,000    Yamato Transport Co., Ltd.                                    110,112
  2,000    Yamazaki Baking Co., Ltd.                                      17,420
 13,000    Yasuda Fire & Marine Insurance Co., Ltd. (The)                110,166
  3,000    Yokogawa Electric Corp.                                        34,487
                                                                     -----------

                                                                      31,516,217
                                                                     -----------
               LUXEMBOURG--0.11%
  9,029    Arcelor                                                       166,865
                                                                     -----------
               NETHERLANDS--4.32%
 28,467    ABN AMRO Holdings NV                                          646,664
 24,103    AEGON NV                                                      259,845
  4,921    Akzo Nobel NV                                                 173,762
  8,444    ASM Lithography Holding NV(1)                                 108,650
    748    Corio NV                                                       35,869
  1,189    DSM NV                                                         62,023
  1,142    Euronext NV                                                    32,495
  4,553    European Aeronautic Defence and Space Co.                     120,618
  5,014    Getronics NV(1)                                                10,462
  4,726    Hagemeyer NV(1)                                                 8,805
  4,399    Heineken NV                                                   132,437
    133    IHC Caland NV                                                   6,885
 32,707    ING Groep NV                                                  825,444
 28,932    Koninklijke Ahold NV(1)                                       184,699
 36,776    Koninklijke KPN NV                                            275,426
    638    Oce NV                                                          9,961
 24,012    Philips Electronics NV                                        549,936
    440    Randstad Holdings NV                                           15,935
 12,221    Reed Elsevier NV                                              157,401
    931    Rodamco Europe NV                                              60,995
 37,706    Royal Dutch Petroleum Co.                                   1,942,083
  2,262    Royal Numico NV(1)                                             72,033
  5,624    TPG NV                                                        137,396
 10,417    Unilever NV - CVA                                             599,286
  3,385    Vedior NV                                                      52,342
  4,035    VNU NV                                                        103,738
  4,200    Wolters Kluwer NV - CVA(5)                                     70,683
                                                                     -----------

                                                                       6,655,873
                                                                     -----------
               NEW ZEALAND--0.17%
  2,790    Auckland International Airport Ltd.                            13,463
  9,554    Carter Holt Harvey Ltd.                                        14,529
  5,312    Contact Energy Ltd.                                            21,684
  4,491    Fisher & Paykel Apppliances Holdings Ltd.                      12,263
  1,341    Fisher & Paykel Healthcare Corp., Ltd.                         13,776
  6,286    Fletcher Building Ltd.                                         25,363
  7,639    Sky City Entertainment Group Ltd.                              23,852
 33,229    Telecom Corp. of New Zealand Ltd.                             132,276
  2,131    Warehouse Group Ltd.                                            6,092
                                                                     -----------

                                                                         263,298
                                                                     -----------
               NORWAY--0.51%
     19    Aker ASA - Class A(1)                                             135
 11,320    DNB Holding ASA                                                89,548
    800    Frontline Ltd.                                                 37,495
  2,570    Norsk Hydro ASA                                               187,076
  1,600    Norske Skogindustrier ASA                                      28,701
  3,414    Orkla ASA - Class A                                            94,333
    200    Schibsted ASA                                                   4,256
 10,150    Statoil ASA                                                   145,506
  4,450    Storebrand ASA                                                 33,549
  2,300    Tandberg ASA                                                   20,757
 15,200    Telenor ASA                                                   115,725
  1,450    Tomra Systems ASA                                               5,471
  2,030    Yara International ASA(1)                                      21,562
                                                                     -----------

                                                                         784,114
                                                                     -----------
               PORTUGAL--0.30%
 34,554    Banco Commercial Portuguese, SA (BCP)                          75,103
  1,544    Banco Espirito Santo, SA (BES)                                 25,792
  4,189    BPI - SGPS, SA (Banco BPI)                                     15,712
  6,337    Brisa Auto Estradas de Portugal, SA                            51,474
  1,455    CIMPOR-Cimentos de Portugal, SGPS SA                            7,500
 31,752    Electricidade de Portugal, SA                                  92,675
    294    Jeronimo Martins, SGPS, SA(1)                                   3,312
 14,866    Portugal Telecom, SA                                          163,773
    555    PT Multimedia-Servicos de Telecomunicacoes e
             Multimedia, SGPS, SA                                         12,373
 11,612    Sonae SGPS, SA                                                 12,980
                                                                     -----------

                                                                         460,694
                                                                     -----------
               SINGAPORE--0.74%
 14,250    Capitaland Ltd.                                                15,151
 16,500    CapitaMall Trust                                               16,073
  9,200    Chartered Semiconductor Manufacturing Ltd.(1)                   5,628
  9,000    City Developments Ltd.                                         35,014
 27,000    ComfortDelGro Corp. Ltd.                                       21,008
  1,000    Creative Technology Ltd.(1)                                    11,048
 21,349    DBS Group Holdings Ltd.                                       202,889
  3,440    Fraser and Neave Ltd.                                          28,401
    538    Haw Par Corp., Ltd.                                             1,585
  9,000    Keppel Corp., Ltd.                                             42,231
 18,000    Neptune Orient Lines Ltd.                                      30,150
 18,294    Oversea-Chinese Banking Corp., Ltd.                           152,124
  2,000    Overseas Union Enterprises Ltd.                                 8,672
 15,000    Sembcorp Industries Ltd.                                       13,097
 10,000    Singapore Airlines Ltd.                                        64,742
 11,000    Singapore Exchange Ltd.                                        11,564
 30,704    Singapore Press Holdings Ltd.                                  86,444
 21,000    Singapore Technologies Engineering Ltd.                        26,194
103,080    Singapore Telecommunications Ltd.                             143,269
 21,168    United Overseas Bank Ltd.                                     172,251
  8,000    United Overseas Land Ltd.                                      10,406
  4,000    Venture Corp., Ltd.                                            39,202
                                                                     -----------

                                                                       1,137,143
                                                                     -----------
               SPAIN--3.20%
  4,174    Abertis Infraestructuras SA                                    77,917
    208    Abertis Infraestructuras SA Bonus Shares(1)                     3,883
    552    Acciona SA                                                     35,342
  3,920    Acerinox SA                                                    54,140
  5,307    ACS, Actividades de Construccion y Servicios SA                96,695
  4,976    Altadis SA                                                    169,338
  6,541    Amadeus Global Travel Distribution SA - Class A                51,750

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

  SHARES     SECURITY                                                     VALUE

     138     Antena 3 Television SA(1)                               $    8,213
  58,461     Banco Bilbao Vizcaya SA                                    804,506
   2,604     Banco Popular Espanol SA                                   144,697
  77,898     Banco Santander Central Hispano SA                         760,452
     906     Corporacion Mapfre SA                                       10,634
  17,390     Endesa SA                                                  331,104
     771     Fomento de Construcciones y Contratas SA                    28,622
   2,895     Gas Natural SDG SA                                          71,553
   1,251     Grupo Ferrovial SA                                          55,857
  13,490     Iberdrola SA                                               279,803
   3,422     Iberia Lineas Aereas de Espana SA                            9,478
   2,041     Indra Sistemas SA                                           27,174
   4,066     Industria de Diseno Textil SA                              100,495
     465     Metrovacesa SA                                              19,018
      23     Metrovacesa SA Bonus Shares(1)                                 941
     524     NH Hoteles SA                                                5,805
   1,704     Promotora de Informaciones SA                               31,428
  16,752     Repsol SA                                                  367,851
      52     Sacry Vallehermoso SA Bonus Shares(1)                          736
   2,104     Sacyr Vallehermoso SA                                       29,790
     998     Sociedad General de Aguas de Barcelona SA -
             Class A                                                     17,539
     657     Sogecable SA(1)                                             26,438
   1,861     Telefonica Publicidad e Informacion SA                      13,013
  80,781     Telefonica SA                                            1,208,981
   3,627     Union Electrica Fenosa SA                                   82,392
   1,359     Zeltia SA                                                    9,368
                                                                     ----------

                                                                      4,934,953
                                                                     ----------

               SWEDEN--2.26%
   2,674     ABB Ltd.(1)                                                 16,381
   5,600     ASSA Abloy AB - Class B                                     70,190
   2,128     Atlas Copco AB - Class A                                    81,844
   1,400     Atlas Copco AB - Class B                                    49,326
   1,200     Billerud Aktiebolag                                         18,543
   1,300     Capio AB1                                                   12,321
     500     Castellum AB                                                14,491
   5,400     Electrolux AB - Class B                                     98,651
   2,100     Eniro AB                                                    18,173
   1,000     Fabege AB - Class B(1)                                      16,346
   3,700     Gambro AB - Class A                                         42,437
   1,900     Gambro AB - Class B                                         21,335
   3,200     Getinge AB - Class B                                        38,900
   8,400     Hennes & Mauritz AB - Class B                              231,340
     800     Holmen AB - Class B                                         23,626
   3,100     Lundin Petroleum AB(1)                                      18,267
     600     Modern Times Group Management AB - Class B(1)               11,209
     200     Nobel Biocare Holding AG                                    30,988
  40,052     Nordea Bank AB                                             327,339
   1,600     OMX AB1                                                     19,010
   4,000     Sandvik AB - Class A                                       138,183
   1,800     Scania AB - Class B                                         60,946
   5,500     Securitas AB - Class B                                      73,281
  18,600     Skandia Forsakrings AB                                      73,580
   8,500     Skandinaviska Enskilda Bank - Class A                      131,349
   6,800     Skanska AB - Class B                                        70,754
   1,800     SKF AB - Class B                                            68,364
   1,400     Ssab Svenskt Stal AB - Class A                              26,538
   3,466     Svenska Cellulosa AB - Class B                             134,732
   9,800     Svenska Handelsbanken - Class A                            205,283
   6,300     Swedish Match AB                                            66,633
   1,800     Tele2 AB - Class B                                          67,004
 266,400     Telefonaktiebolaget LM Ericsson AB - Class B(1)            826,988
  34,324     Telia AB                                                   166,901
     800     Trelleborg AB - Class B                                     11,868
   1,530     Volvo AB - Class A                                          52,014
   4,120     Volvo AB - Class B                                         145,441
   1,400     WM - Data AB - Class B                                       2,500
                                                                     ----------

                                                                      3,483,076
                                                                     ----------

               SWITZERLAND--6.41%
  30,572     ABB Ltd.(1)                                                186,561
   2,657     Adecco SA                                                  131,924
   1,458     Ciba Specialty Chemicals AG(1)                              90,724
   4,481     Clariant AG(1)                                              53,649
   9,715     Compagnie Finaciere Richemont AG                           268,802
  20,494     Credit Suisse Group(1)                                     654,029
      71     Geberit AG(1)                                               55,153
     152     Givaudan                                                    92,391
   3,377     Holcim Ltd. - Registered                                   178,086
     340     Kudelski SA - Bearer(1)                                      9,666
      39     Kuoni Reisen Holding AG                                     14,429
     826     Logitech International SA(1)                                40,020
     300     Lonza Group AG                                              13,562
     600     Micronas Semiconductor Holding AG(1)                        25,466
   7,298     Nestle SA - Registered                                   1,671,521
     306     Nobel Biocare Holding AG                                    47,479
  43,051     Novartis AG - Registered                                 2,006,541
      63     Rieter Holding AG                                           17,053
  12,721     Roche Holding AG - Genusss                               1,314,174
     102     Serono SA - Class B                                         62,979
      69     SGS Societe Generale de Surveillance Holding SA             37,851
  10,604     STMicroelectronics                                         182,803
     163     Straumann Holding AG                                        34,592
      70     Sulzer AG - Registered                                      20,966
   1,100     Swatch Group AG                                             30,259
     544     Swatch Group AG - Class B                                   73,408
   5,809     Swiss Reinsurance                                          334,249
     515     Swisscom AG - Registered                                   178,582
   2,077     Syngenta AG(1)                                             197,936
     930     Synthes, Inc.                                              101,289
  19,353     UBS AG - Registered                                      1,362,320
     140     Unaxis Holding AG                                           12,333
   2,631     Zurich Financial Services AG(1)                            375,044
                                                                     ----------

                                                                      9,875,841
                                                                     ----------

               UNITED KINGDOM--23.20%
  12,006     3i Group PLC                                               120,686
   4,913     Alliance Unichem PLC                                        59,254
   6,666     AMEC PLC                                                    38,268
  14,119     Amvescap PLC                                                76,328
   9,117     ARM Holdings PLC                                            13,776
   7,668     Associated British Ports Holdings PLC                       61,192
  30,230     AstraZeneca PLC                                          1,239,024
  41,440     Aviva PLC                                                  410,560
  20,108     BAA PLC                                                    201,400
  56,934     BAE Systems PLC                                            231,550
   9,023     Balfour Beatty PLC                                          45,473
 116,768     Barclays PLC                                             1,119,884
   4,238     Barratt Developments PLC                                    43,406
   8,776     BBA Group PLC                                               42,481
   2,265     Berkeley Group PLC (The)                                    51,971
  62,589     BG Group PLC                                               420,189
  45,249     BHP Billiton PLC                                           476,137

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

     SHARES    SECURITY                                                    VALUE

      9,565    BOC Group PLC                                        $    153,007
     13,733    Boots Group PLC                                           159,542
    394,575    BP PLC                                                  3,766,390
      8,391    BPB PLC                                                    64,988
     16,207    Brambles Industries PLC                                    75,299
     12,719    British Airways PLC(1)                                     47,758
     28,108    British American Tobacco PLC                              407,414
      9,815    British Land Co. PLC                                      132,141
     23,021    British Sky Broadcasting Group PLC                        199,645
    156,748    BT Group PLC                                              509,852
      9,763    Bunzl PLC                                                  73,538
     33,302    Cable & Wireless PLC                                       58,906
     38,270    Cadbury Schweppes PLC                                     294,321
     14,495    Capita Group PLC                                           86,295
      3,236    Carnival PLC                                              159,100
      8,205    Cattles PLC                                                49,034
     77,294    Centrica PLC                                              351,069
      2,593    Cobham PLC                                                 62,500
     40,013    Compass Group PLC                                         159,655
      6,071    Daily Mail and General Trust - Class A                     78,933
      4,282    Davis Service Group PLC (The)                              28,670
        799    De La Rue PLC                                               4,500
     55,705    Diageo PLC                                                695,531
     39,411    Dixons Group PLC                                          121,773
      9,769    Electrocomponents PLC                                      54,977
      4,827    EMAP PLC                                                   65,773
     16,761    EMI Group PLC                                              66,954
      7,020    Enterprise Inns PLC                                        72,408
      6,402    Exel PLC                                                   79,240
      8,559    FirstGroup PLC                                             45,457
      2,825    FKI PLC                                                     6,134
     31,322    Friends Provident PLC                                      78,926
      6,032    George Wimpey PLC                                          43,879
     12,181    GKN PLC                                                    47,336
    106,963    GlaxoSmithKline PLC                                     2,305,253
      1,755    Grafton Group PLC(1)                                       23,723
     18,535    Great Universal Stores PLC                                301,862
     18,856    Group 4 Securicor PLC(1)                                   39,580
      5,708    Hammerson PLC                                              74,782
     14,817    Hanson PLC                                                109,662
     29,954    Hays PLC                                                   71,955
     69,563    HBOS PLC                                                  939,054
     30,836    Hilton Group PLC                                          154,425
    200,755    HSBC Holdings PLC                                       3,185,952
     10,040    ICAP PLC                                                   39,970
      6,750    IMI PLC                                                    43,484
     24,876    Imperial Chemical Industries PLC                           94,981
     13,253    Imperial Tobacco Group PLC                                288,745
      1,359    Inchcape PLC                                               38,339
     14,023    InterContinental Holtels Group PLC                        159,485
     26,679    International Power PLC1                                   69,881
    105,485    Invensys PLC(1)                                            21,474
     77,428    ITV PLC                                                   150,969
     24,745    J Sainsbury PLC                                           114,071
      4,381    Johnson Matthey PLC                                        75,709
      4,014    Kelda Group PLC                                            38,896
     10,916    Kesa Electricals PLC                                       55,901
     18,462    Kidde PLC                                                  41,259
     42,942    Kingfisher PLC                                            239,529
      8,836    Land Securities Group PLC                                 187,554
    121,519    Legal & General Group PLC                                 218,247
      5,530    Liberty International PLC                                  82,757
     99,989    Lloyds TSB Group PLC                                      780,740
     15,849    Logica PLC                                                 49,688
      5,341    Man Group PLC                                             114,915
      4,103    Marconi Corp. PLC1                                         43,137
     42,109    Marks & Spencer Group PLC(5)                              261,362
      3,853    Misys PLC                                                  13,666
      4,207    Mitchells & Butlers PLC                                    20,726
     56,369    National Grid Group PLC                                   475,590
      5,403    Next PLC                                                  159,659
     15,132    Pearson PLC                                               161,829
     16,386    Peninsular & Oriental Steam Navigation Co.                 77,983
      6,049    Persimmon PLC                                              72,408
     11,860    Pilkington PLC                                             19,423
      5,634    Provident Financial PLC                                    57,449
     35,978    Prudential Corp. PLC                                      293,295
     13,088    Rank Group PLC                                             66,195
     10,936    Reckitt Benckiser PLC                                     267,948
     23,509    Reed Elsevier PLC                                         206,324
     36,549    Rentokil Initial PLC                                       99,537
     27,134    Reuters Group PLC                                         152,948
     11,382    Rexam PLC                                                  87,226
     19,531    Rio Tinto PLC                                             525,190
      5,409    RMC Group PLC                                              83,148
     29,705    Rolls-Royce Group PLC                                     136,129
     40,716    Royal & Sun Alliance Insurance Group PLC                   52,680
     54,006    Royal Bank of Scotland Group PLC                        1,559,725
     14,554    SABMiller PLC                                             192,124
     23,675    Sage Group PLC (The)                                       69,510
      1,369    Schroders PLC                                              15,347
     15,487    Scottish & Newcastle PLC                                  105,793
     16,060    Scottish and Southern Energy PLC                          226,389
     34,259    Scottish Power PLC                                        261,924
      5,430    Serco Group PLC                                            21,126
      6,649    Severn Trent PLC                                          105,639
    175,151    Shell Transport & Trading Company PLC                   1,285,218
     36,821    Signet Group PLC                                           76,291
      4,412    Slough Estates PLC                                         37,184
     17,490    Smith and Nephew PLC                                      160,778
     10,926    Smiths Group PLC                                          146,703
      7,976    Stagecoach Group PLC                                       13,170
      2,365    Tate & Lyle PLC                                            16,519
      9,873    Taylor Woodrow PLC                                         47,032
    140,692    Tesco PLC                                                 726,220
      2,812    TI Automotive Ltd. - Class A(1)                                 0
     16,747    Tomkins PLC                                                80,308
      2,907    Trinity Mirror PLC                                         34,613
     50,694    Unilever PLC                                              412,573
      6,870    United Business Media PLC                                  58,025
     11,187    United Utilities PLC                                      112,453
      2,395    United Utilities PLC - Class A                             15,905
  1,213,839    Vodafone Group PLC                                      2,904,892
      6,279    Whitbread PLC                                              93,625
      8,610    William Hill PLC                                           83,121
     11,088    Wolseley PLC                                              189,308
     21,121    WPP Group PLC                                             196,641
     13,718    Yell Group PLC                                             87,503
                                                                    ------------

                                                                      35,734,877
                                                                    ------------
                  UNITED STATES--0.00%
         80    Ship Finance International Ltd. W/I                         1,608
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $141,579,523)                                               138,500,891
                                                                    ------------

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

         SHARES   SECURITY                                                 VALUE

                  PREFERRED STOCKS--0.36%
                     AUSTRALIA--0.26%
         49,782   News Corp., Ltd.                                 $    392,328
                                                                   ------------

                     GERMANY--0.10%
            136   Porsche AG                                             88,370
            729   ProSiebenSat.1 Media AG                                13,436
            300   RWE AG                                                 12,136
          1,731   Volkswagen AG                                          47,104
                                                                   ------------

                                                                        161,046
                                                                   ------------
TOTAL PREFERRED STOCKS
   (Cost $563,911)                                                      553,374
                                                                   ------------
   PRINCIPAL(9)
         AMOUNT   SECURITY                                                VALUE
                  FOREIGN BONDS--0.01%
                     UNITED KINGDOM--0.01%
                  BG Transco Holdings PLC
GBP      2,000(2)    5.078%, 12/14/09                                     3,675
                  BG Transco Holdings PLC
         2,000(2)    4.188%, 12/14/22                                     4,725
                  BG Transco Holdings PLC
         2,000(2)    7.000%, 12/16/24                                     4,186
                                                                   ------------

                                                                         12,586
                                                                   ------------
TOTAL FOREIGN BONDS
   (Cost $10,019)                                                        12,586
                                                                   ------------

                  SHORT-TERM INSTRUMENTS--7.25%
                     U.S. TREASURY BILLS(4)--7.25%
      9,403,000      1.51%, 11/04/04                                  9,389,438
      1,795,000      1.60%, 12/23/04(3)                               1,788,143
                                                                   ------------

                                                                     11,177,581
                                                                   ------------

TOTAL SHORT-TERM INSTRUMENTS
   (Cost $11,178,338)                                                11,177,581
                                                                   ------------
                  SECURITIES LENDING COLLATERAL--3.45%
                     INVESTMENT IN AFFILIATED INVESTMENT
                     COMPANIES--3.45%
      5,311,590      Daily Assets Fund Institutional
                        1.75%(7),(8)
                        (Cost $5,311,590)                             5,311,590
                                                                   ------------

TOTAL INVESTMENTS
   (Cost $158,643,381)                           100.99%           $155,556,022

LIABILITIES IN EXCESS OF OTHER ASSETS             (0.99)             (1,527,930)
                                                 ------            ------------

NET ASSETS                                       100.00%           $154,028,092
                                                 ======            ============


--------------------------------------------------------------------------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(1)   Non-income producing security.

(2)   GBP--Great Britain Pounds.

(3)   Held as collateral for future contracts.

(4) Rates shown represent annualized yield at time of purchase, not a coupon rate.

(5) All or a portion of this security was on loan. The value of all securities loaned at September 30, 2004 amounted to $5,052,057, which is 3.28% of total net assets.

(6) Securities with same description are the same corporate entity but trade on different stock exchanges.

(7) Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(8)   Represents collateral held in connection with security lending.

(9) Principal amount is stated in the currency of the country in which the security is denominated.

--------------------------------------------------------------------------------

SCUDDER VIT EAFE EQUITY INDEX FUND

          ----------------------------------------------------------------------------------------
          SECTOR ALLOCATION

          AS OF SEPTEMBER 30, 2004

          (PERCENTAGES ARE BASED ON MARKET VALUE* OF TOTAL INVESTMENTS IN THE FUND)

          A FUND'S SECTOR ALLOCATION IS SUBJECT TO CHANGE.

          ----------------------------------------------------------------------------------------
          Financial Services                                                                26.61%
          Consumer Discretionary                                                            13.69
          Industrials                                                                        9.47
          Energy                                                                             8.70
          Health Care                                                                        8.61
          Consumer Staples                                                                   7.55
          Telecommunication Services                                                         7.32
          Materials                                                                          6.81
          Information Technology                                                             6.06
          Other                                                                              5.18


                                                                                           -------
          TOTAL                                                                            100.00%
                                                                                           =======

            * EXCLUDING CASH EQUIVALENTS

          ----------------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT EAFE Equity Index Fund


By:                                 /s/ Julian Sluyters
                                    ------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 24, 2004
                                    -----------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT EAFE Equity Index Fund

By:                                 /s/ Julian Sluyters
                                    ------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 24, 2004
                                    -----------------------------------



By:                                 /s/ Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 24, 2004
                                    -----------------------------------